Deferred compensation awards - Activity relating to RSU awards (Detail) - RSU awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Outstanding
Outstanding (number of shares), Beginning
Outstanding (number of shares), Granted	50,284,100
Outstanding (number of shares), Forfeited	(1,765,900)
Outstanding (number of shares), Delivered
Outstanding (number of shares), Ending	48,518,200
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning
Weighted-average grant date fair value per share, Granted	530
Weighted-average grant date fair value per share, Forfeited	537
Weighted-average grant date fair value per share, Delivered
Weighted-average grant date fair value per share, Ending	¥ 530
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year 4 months